STOCK OPTION PLAN (Details 2) (ConsultantsMember, USD $)	6 Months Ended
Jun. 30, 2012
ConsultantsMember
Related Party Transaction [Line Items]
Weighted-average fair value of options granted	$ 0.68
Expected terms Minimum	4 years 9 months 29 days
Expected terms Maximum	5 years
Expected volatility minimum	306.00%
Expected volatility maximum	361.00%
Risk-free interest rate Minimum	0.62%
Risk-free interest rate Maximum	1.03%